Non-controlling interests - Additional Information (Details) - USD ($)		12 Months Ended
	May 11, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 7,500,000	$ 7,500,000	$ 0
Carrying amount of NCI		40,873,000	59,304,000
Non-controlling interests		(7,180,000)	(6,901,000)
Contributed surplus
Disclosure of subsidiaries [line items]
Acquisition of non-controlling interest, without change in control		$ 4,172,000	$ 0
Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
NCI percentage	5.00%	0.00%	5.00%
Carrying amount of NCI		$ 0	$ 13,362,000
Non-controlling interests		(1,691,000)	(5,388,000)
Non-Material Subsidiaries
Disclosure of subsidiaries [line items]
Carrying amount of NCI		3,353,000	3,039,000
Non-controlling interests		$ (106,000)	$ (247,000)